Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Electronic equipment	14,397,628	15,111,294
Building and building improvement	9,084,029	11,276,112
Logistics, warehouse and other heavy equipment	6,104,497	7,418,054
Vehicles	1,249,667	1,775,587
Leasehold improvement	2,100,120	2,900,313
Office equipment	388,841	440,132
Software	301,919	781,274

Total	33,626,701	39,702,766
Less: accumulated depreciation	(12,911,659)	(17,106,196)
Less: impairment	(60,971)	—

Net book value	20,654,071	22,596,570